Gryphon International Equity Fund
GRYPHON INTERNATIONAL EQUITY FUND
Investment Objective
Gryphon International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gryphon International Equity Fund		Institutional Class	Investor Class
Management Fees		0.75%	0.75%
Distribution (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	1.05%	1.05%
Total Annual Fund Operating Expenses		1.80%	2.05%
Fee Waiver and/or Expense Reimbursement	[2]	0.75%	0.75%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	1.30%
[1]	Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Gryphon International Investment Corporation ("Gryphon International" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the "Trust"), interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.05% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until September 16, 2022 unless the Board of Trustees of the Trust approves its extension or earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that the Expense Limitation remains in effect until its scheduled expiration on September 16, 2022. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gryphon International Equity Fund - USD ($)	1 Year	3 Years
Institutional Class	107	493
Investor Class	132	570

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is only shown once the Fund has completed its first fiscal period of operations.

Summary of Principal Investment Strategies

The Fund primarily invests in common stocks of companies of any size that are economically tied to countries outside of the United States, including emerging markets and that the Adviser believes will provide growth at a reasonable price. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund will invest in common stocks of issuers in various regions and countries, but in no fewer than three different countries outside the United States and may invest all of its assets in foreign (non-U.S.) companies.

The Adviser uses a team-based bottom-up approach to determine individual securities for potential investment. The Adviser constructs a portfolio of companies which it believes possess the potential for long term growth and capital appreciation.

The selection process includes valuation analysis, technical, qualitative and quantitative factors as well as risk controls. The Adviser engages in fundamental analysis of a company's financial statements and management to generate research ideas. Research is routinely generated internally using one or more of: external data, meetings with company management, site visits, industry reports, as well as information regarding competitors, suppliers and customers of portfolio and target companies. The Adviser uses established buy and sell parameters that are monitored. The Adviser monitors investments for changes in the factors above, which may trigger a decision to sell a security, but does not require such a decision. The Adviser may also consider selling a security if alternative investment ideas have been developed. The Adviser may also sell a security to meet redemptions.

The Fund may invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.  The Fund may use derivative contracts (such as, for example, forward contracts) to implement its investment strategy.  The Fund may also use both spot and forward currency trades and other derivatives to increase or decrease its exposure to foreign interest rates and/or currency markets.  There can be no assurance that the Fund's use of derivative contracts will work as intended.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

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Foreign Securities Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) may include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

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Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

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Counterparty Risk: Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

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Currency Risk: Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

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Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund's other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

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Forward Currency Contract Risk: The Fund will enter into forward currency contracts (a type of derivative instrument), that will be utilized primarily for the facilitation of the settlement of equity trades. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying assets, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading. However, derivatives trading is subject to a number of additional risks.

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Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries or regions. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries or regions will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries or regions, especially emerging market countries or regions.

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Large-Cap Risk: Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

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Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

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Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

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Market Events Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

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Sector Risk: Although the Fund may not "concentrate" (invest more than 25% of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

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Small Cap and Mid-Cap Risk: Small and medium-sized capitalization companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

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Unseasoned Mutual Fund Adviser Risk. The Adviser has not previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the "1940 Act"), and the Internal Revenue Code that do not apply to the adviser's management of other types of individual and institutional accounts.

●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information
The Fund's performance is only shown in the Fund summary when the Fund has had a full calendar of operations.